Revenue and Segment Information (Details Narrative) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Principal Transaction Revenue [Line Items]
Revenues		$ 5,674	$ 4,144
Ownership percentage of acquisition	51.00%	51.00%
Number of operating segments | Segment		2
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]
Segment reporting, CODM, profit (loss) measure, how used, description		The segment revenue and segment net loss is regularly reviewed by the CODM in deciding how to allocate resources. The Company manages assets on a total company basis, not by operating segment, as the assets are shared or commingled.
Product Revenue [Member]
Principal Transaction Revenue [Line Items]
Revenues		$ 5,674	$ 3,944